Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of benefit obligation, plan assets, and funded status

The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the Pension Plans domestic and foreign locations plan at that measurement date.

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2012	2011	2012	2011

Accumulated benefit obligation	$269,657	$244,776	$15,207	$13,308

Change in projected benefit obligation:
Projected benefit obligation at January 1	$253,574	$230,366	$14,335	$14,414
Service cost	2,735	2,749	125	141
Interest cost	11,935	12,246	571	598
Benefits paid	(17,106)	(12,684)	(661)	(989)
Actuarial loss	23,359	20,897	1,190	369
Foreign exchange impact and other	—	—	660	(198)

Projected benefit obligation at December 31	$274,497	$253,574	$16,220	$14,335

Change in plan assets:
Assets at fair value at January 1	$248,630	$266,520	$11,476	$11,004
Actual return on assets	30,067	(5,339)	456	94
Company contributions	4,031	133	1,563	1,509
Benefits paid	(17,106)	(12,684)	(661)	(989)
Foreign exchange impact and other	—	—	535	(142)

Assets at fair value at December 31	$265,622	$248,630	$13,369	$11,476

Funded status (plan assets less projected benefit obligations)	$(8,875)	$(4,944)	$(2,851)	$(2,859)

The measurement date for the other post retirement plan was December 31, 2012 and 2011. The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the other post retirement plan at that measurement date.

	Other Postretirement Benefit Plan
($ in thousands)	2012	2011

Accumulated benefit obligation	$5,665	$5,365

Change in projected benefit obligation:
Projected benefit obligation at January 1	$5,366	$5,395
Service cost	9	15
Interest cost	255	287
Actuarial loss/(gain)	226	(141)
Benefits paid	(190)	(190)

Projected benefit obligation at December 31	$5,666	$5,366

Change in plan assets:
Assets at fair value at January 1	$—	$—
Actual return on assets	—	—
Company contributions	190	190
Benefits paid	(190)	(190)
Other	—	—

Assets at fair value at December 31	$—	$—

Funded status (plan assets less projected benefit obligations)	$(5,666)	$(5,366)

Components of prepaid (accrued) cost

The components of the prepaid (accrued) cost of the domestic and foreign pension plans, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2012	2011	2012	2011

Prepaid pension asset	$—	$4,359	$—	$—
Other accrued liabilities	(967)	(3,761)	—	—
Other long-term obligations	(7,908)	(5,542)	(2,851)	(2,859)

	$(8,875)	$(4,944)	$(2,851)	$(2,859)

The components of the prepaid (accrued) cost of the other postretirement benefit plan, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Other Postretirement Benefit Plan
($ in thousands)	2012	2011

Other accrued liabilities	$(361)	$(355)
Other long-term obligations	(5,305)	(5,011)

	$(5,666)	$(5,366)

Accumulated Other Comprehensive loss

CTS has also recorded the following amounts to Accumulated Other Comprehensive Loss for the domestic and foreign pension plans at December 31, 2012:

	Domestic Pension Plans			Foreign Pension Plans
($ in thousands)	Unrecognized Loss	Prior Service Cost	Total	Unrecognized Loss	Prior Service Cost	Total

Balance at January 1, 2012	$110,801	$1,046	$111,847	$3,632	$—	$3,632
Amortization of retirement benefits, net of tax	(3,684)	(367)	(4,051)	(236)	—	(236)
Reclassification adjustments, net of tax	8,816	—	8,816	922	—	922
Foreign exchange impact	—	—	—	174	—	174

Balance at December 31, 2012	$115,933	$679	$116,612	$4,492	$—	$4,492

CTS has also recorded the following amounts to Accumulated Other Comprehensive loss for other postretirement benefit plan at December 31, 2012:

	Other Postretirement Benefit Plan
($ in thousands)	Unrecognized (Gain)	Prior Service Cost	Total

Balance at January 1, 2012	$(423)	$—	$(423)
Amortization of retirement benefits, net of tax	24	—	24
Reclassification adjustments, net of tax	138	—	138

Balance at December 31, 2012	$(261)	$—	$(261)

CTS expects to recognize, on a pre-tax basis, approximately $8.1 million of losses and $0.6 million of prior service costs in 2013 related to its Pension Plans. CTS does not expect to recognize any significant amounts of the Other Postretirement Benefit Plan unrecognized amounts in 2013.

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for those Pension Plans with accumulated benefit obligation in excess of fair value of plan assets at December 31 is shown below:

($ in thousands)	2012	2011

Projected benefit obligation	$22,471	$23,638
Accumulated benefit obligation	21,022	19,018
Fair value of plan assets	13,369	11,476

Net pension (income)/postretirement expense

Net pension expense/(income) for the years ended in December 31 include the following components:

	Domestic Pension Plans			Foreign Pension Plans
($ in thousands)	2012	2011	2010	2012	2011	2010

Service cost	$2,735	$2,749	$2,824	$125	$141	$159
Interest cost	11,935	12,246	12,654	571	598	623
Expected return on plan assets(1)	(21,506)	(23,665)	(23,777)	(445)	(573)	(560)
Amortization of unrecognized:
Prior service cost	605	611	816	—	—	—
Loss/(gain)	6,062	4,164	3,686	296	275	293
Additional cost due to early retirement	282	670	234	—	—	—

Net expense/(income)	$113	$(3,225)	$(3,563)	$547	$441	$515

Weighted-average actuarial assumptions(2)
Benefit obligation assumptions:
Discount rate	4.06%	4.91%	5.51%	3.46%	3.93%	4.31%
Rate of compensation increase	3.00%	3.00%	4.18%	0.69%	0.77%	0.75%
Pension expense/(income) assumptions:
Discount rate	4.91%	5.51%	5.80%	3.86%	4.38%	4.53%
Expected return on plan assets(1)	8.00%	8.50%	8.50%	3.00%	3.60%	5.22%
Rate of compensation increase	3.00%	4.18%	4.18%	0.72%	0.72%	0.75%

(1)	Expected return on plan assets is net of expected investment expenses and certain administrative expenses.
(2)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

Net pension (income)/postretirement expense for the years ended in December 31 include the following components:

	Other Postretirement Benefit Plan
($ in thousands)	2012	2011	2010

Service cost	$9	$15	$14
Interest cost	255	287	300
Amortization of unrecognized:
Loss/(gain)	(40)	(5)	—

Net (income)/expense	$224	$297	$314

Weighted-average actuarial assumptions (1)
Benefit obligation assumptions:
Discount rate	4.06%	4.91%	5.51%
Rate of compensation increase	—%	—%	—%
Pension income/postretirement Expense assumptions:
Discount rate	4.91%	5.51%	5.80%
Rate of compensation increase	—%	—%	—%

(1)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

Asset allocation and target allocation plan

CTS´ pension plan asset allocation at December 31, 2012 and 2011, and target allocation for 2013 by asset category are as follows:

	Target Allocations	Percentage of Plan Assets at December 31,
Asset Category	2013	2012	2011

Equity securities(1)	60%	62%	63%
Debt securities	25%	24%	31%
Other	15%	14%	6%

Total	100%	100%	100%

(1)	Equity securities include CTS common stock in the amounts of approximately 15.6 million (6% of total plan assets) at December 31, 2012 and approximately $13.4 million (5% of total plan assets) at December 31, 2011.

Summary of fair values of pension plan

The following table summarizes the fair values of CTS’ pension plan assets at December 31:

($ in thousands)	2012	2011

Equity securities — U.S. holdings	$143,215	$134,054
Equity securities — Non-U.S. holdings	29,153	28,166
Corporate Bonds	51,009	57,569
Cash and cash equivalents	10,827	11,806
International hedge fund	10,395	—
Debt securities issued by U.S., state and local governments	10,117	17,351
Long-biased hedge fund	9,937	—
Partnerships	6,330	3,586
Mortgage-backed securities	6,139	6,036
Fixed annuities	1,681	1,538
Other asset-backed securities	188	—

Total fair value of plan assets	$278,991	$260,106

Summary of categories in fair value hierarchy

The fair values at December 31, 2012 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings(1)	$143,215	$—	$—	$143,215
Equity securities — Non-U.S. holdings(1)	29,153	—	—	29,153
Corporate Bonds(2)	—	51,009	—	51,009
Cash and cash equivalents(3)	10,827	—	—	10,827
International hedge fund(4)	—	—	10,395	10,395
Debt securities issued by U.S., state and local governments(5)	—	10,117	—	10,117
Long-biased hedge fund(6)	—	—	9,937	9,937
Partnerships(7)	—	—	6,330	6,330
Mortgage-backed securities(8)	—	6,139	—	6,139
Fixed annuity contracts(9)	—	—	1,681	1,681
Other asset-backed securities	—	188	—	188

Total	$183,195	$67,453	$28,343	$278,991

The fair values at December 31, 2011 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings(1)	$134,054	$—	$—	$134,054
Equity securities — Non-U.S. holdings(1)	28,166	—	—	28,166
Corporate Bonds (2)	—	57,569	—	57,569
Debt securities issued by U.S., state and local governments (5)	—	17,351	—	17,351
Cash and cash equivalents (3)	11,806	—	—	11,806
Mortgage-backed securities (8)	—	6,036	—	6,036
Partnerships (7)	—	—	3,586	3,586
Fixed annuity contracts(9)	—	—	1,538	1,538

Total	$174,026	$80,956	$5,124	$260,106

(1)	Comprised of common stocks in various industries. The Pension Plan fund manager may shift investments from value to growth strategies or vice-versa, from small cap to large cap stocks or vice-versa, in order to meet the Pension Plan’s investment objectives, which are to provide for a reasonable amount of long-term growth of capital without undue exposure to volatility, and protect the assets from erosion of purchasing power.
(2)	Comprised of investment grade securities in various industries.
(3)	Comprised of investment grade short-term investment funds.
(4)	This hedge fund allocates its capital across several direct hedge-fund organizations. This fund invests with hedge funds that employ “non-directional” strategies. These strategies do not require the direction of the markets to generate returns. The majority of these hedge funds generate returns by the occurrence of key events such as bankruptcies, mergers, spin-offs, etc.
(5)	Comprised of investment grade securities that are backed by the U.S., state or local governments.
(6)	The hedge fund manager utilizes fundamental research and invest in equities both long (seeking price appreciation) and short (expectation that the stock will fall) instruments.
(7)	Comprised of partnerships that invest in various U.S. industries.
(8)	Comprised of investment grade securities in which approximately $4.9 million and $4.4 million is backed by the U.S. government for the years ended December 31, 2012 and December 31, 2011, respectively, and the remainder by commercial real estate.
(9)	Comprised of fixed annuity contracts purchased at market value when plan participants retire.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

($ in thousands)	Domestic Pension Plans	Foreign Pension Plans	Other Postretirement Benefit Plan

2013	$15,759	$433	$361
2014	16,685	585	366
2015	17,369	538	366
2016	17,053	687	362
2017	17,407	545	358
Thereafter	84,886	4,406	1,668

Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of Level 3 partnership assets within fair value hierarchy

The table below reconciles the Level 3 partnership assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 partnership assets at January 1, 2011	$3,585
Capital contributions	548
Net ordinary loss attributable to partnership assets	(13)
Realized and unrealized gain	1,206
Capital distributions	(1,740)

Fair value of Level 3 partnership assets at December 31, 2011	3,586
Capital contributions	3,763
Net ordinary gain attributable to partnership assets	2
Realized and unrealized gain	688
Capital distributions	(1,709)

Fair value of Level 3 partnership assets at December 31, 2012	$6,330

Annuitization Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of Level 3 partnership assets within fair value hierarchy

The table below reconciles the Level 3 fixed annuity contracts within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 fixed annuity contracts at January 1, 2011	$1,429
Purchases	196
Benefits paid	(104)
Net gain	17

Fair value of Level 3 fixed annuity contracts at December 31, 2011	1,538
Purchases	—
Benefits paid	(106)
Net gain	249

Fair value of Level 3 fixed annuity contracts at December 31, 2012	$1,681

Magnitude international hedge fund assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of Level 3 partnership assets within fair value hierarchy

The table below reconciles the Level 3 international hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2011	$—
Capital contributions	10,000
Realized and unrealized gain	395

Fair value of Level 3 hedge fund assets at December 31, 2012	$10,395

Long-biased hedge fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of Level 3 partnership assets within fair value hierarchy

The table below reconciles the Level 3 long-biased hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2011	$—
Capital contributions	10,000
Realized and unrealized loss	(63)

Fair value of Level 3 hedge fund assets at December 31, 2012	$9,937